CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 1,766,569	$ 2,729,795	$ 438,907
Short-term investments	1,947,127	0	0
Accounts receivable, net of allowance	2,013,933	1,707,818	588,479
Prepaid expenses	393,728	427,615	221,999
Other current assets	88,537	52,359	41,852
Total current assets	6,209,894	4,917,587	1,291,237
Property, plant and equipment, at cost net of accumulated depreciation	16,040,835	14,433,740	7,654,765
Other assets:
Investment in related party affiliate	362,080	364,185	0
Deposits	10,954	10,954	8,303
Capitalized software	0	0	434,532
Loan fees, net of accumulated amortization	1,115,200	1,416,697	39,365
Goodwill	7,234,420	7,479,642	0
Landfill assets, net of accumulated amortization	3,371,212	3,393,476	0
Customer list, net of accumulated amortization	18,636,744	19,500,362	12,139,792
Non-compete, net of accumulated amortization	145,459	155,699	130,000
Website, net of accumulated amortization	10,208	10,904	13,688
Total other assets	30,886,277	32,331,919	12,765,680
Total assets	53,137,006	51,683,246	21,711,682
Current liabilities:
Accounts payable	1,981,859	1,988,050	449,840
Accrued expenses	474,806	280,069	67,365
Notes payable, related party	359,891	359,891	526,585
Deferred compensation	1,036,630	996,380	729,000
Deferred revenue	3,045,935	2,912,264	1,929,882
Convertible notes due related parties, includes put premiums	15,065	15,065	302,083
Operating line of credit and capital expenditure line of credit			1,675,160
Contingent liability	1,000,000	1,000,000	0
Derivative liability - stock warrants	2,640,000	2,820,000	0
Current portion - long term debt	268,994	417,119	1,357,143
Total current liabilities	10,823,180	10,788,838	7,037,058
Long term liabilities:
Derivative liability - interest rate swap	0	0	40,958
Asset retirement obligation	245,428	200,252	0
Long term debt, net of current	42,964,192	40,587,493	8,826,190
Total long term liabilities	43,209,620	41,004,612	8,867,148
Total Liabilities	54,032,800	51,576,583	15,904,206
Shareholders' equity:
Common stock, par value $.025, 75,000,000 shares authorized, 24,537,982 and 21,038,650 and 9,963,618 share issued and outstanding, respectively	613,449	525,966	249,085
Treasury stock, at cost, 230,000 shares	(224,250)	(224,250)	(224,250)
Additional paid in capital	32,961,418	27,624,492	14,370,296
Accumulated deficit	(34,246,482)	(27,819,616)	(8,587,726)
Total shareholders' (deficit) equity	(895,794)	106,663	5,807,476
Total liabilities and shareholders' equity	53,137,006	51,683,246	21,711,682
Preferred Series A
Shareholders' equity:
Preferred Stock	0	0	0
Preferred Series B
Shareholders' equity:
Preferred Stock	$ 71	$ 71	$ 71